Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes
Income Taxes

23. Income Taxes

Cayman Islands

        Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

        The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the current rate of taxation of 16.5% for the years ended December 31, 2015, 2016 and 2017, if applicable.

People's Republic of China

        Under the Law of the People's Republic of China on Enterprise Income Tax ("EIT Law"), domestically owned enterprises and foreign invested enterprises (the "FIEs") are subject to a uniform tax rate of 25%. While the EIT Law equalizes the tax rates for FIEs and domestically-owned enterprises, preferential tax treatment may continue to be given to companies in certain encouraged sectors and to entities classified as high-technology companies, regardless of whether these are domestically-owned enterprises or FIEs. The Group's subsidiaries and the variable interest entities in the PRC are all subject to the tax rate of 25% for the periods presented except for some subsidiaries, mainly including Vipshop Jianyang, Vipshop Chongqing, Vipshop Zhuhai, Pinwei Software and Guangzhou Vipshop Internet Technology Co., Ltd. ("Vipshop Internet Technology"), that were entitled to the following preferential tax treatment on an annual renewal basis:

        Vipshop Jianyang and Vipshop Chongqing were classified as encouraged enterprises in the western region in an industry sector encouraged by the PRC government and entitled to a preferential tax rate of 15%. Vipshop Jianyang has obtained the final approval from the State Administration of Taxation and been entitled to a preferential tax rate of 15% for the period from February 22, 2012 to December 31, 2020.

        Vipshop Zhuhai was entitled to a preferential tax rate of 15% as it is located in an economy development zone in the PRC and its primary business falls into the scopes of the encouraged industries stipulated in the existing related policies.

        The term "encouraged enterprise in an industry sector encouraged by the PRC government" as used herein refers to an enterprise incorporated in certain region whose that its primary business falls into the scopes of the encouraged industries stipulated in the existing related policies, including Catalogue of Encouraged Industries in the Western Region, Industrial Restructuring Guidance Catalogue (2011, revised in 2013), Catalogue for the Guidance of Foreign Investment Industries (Revised in 2017), Catalogue of Foreign-invested Advantage Industries in Central-Western Region (Revised in 2017), Circular of the Ministry of Finance and the State Administration of Taxation on the Preferential Enterprise Income Tax Policies and Catalogue for Hengqin New Area of Guangdong Province, Pingtan Comprehensive Experimental Area of Fujian Province and Qianhai Shenzhen-Hong Kong Modern Service Industry Cooperation Zone of Shenzhen City.

        Pinwei Software was classified as a high and new technology enterprise and entitled to a preferential tax rate of 15% pursuant to Article 28 of the EIT Law for the periods from January 1, 2015 to December 31, 2016. Subsequent to the year ended December 31, 2017, Pinwei Software applied and was classified as "State Planning Key Software Enterprise" by the local tax authority and entitled to a preferential tax rate of 10% pursuant to Circular Caishui (2012) 27 for the period from January 1, 2017 to December 31, 2017 on a retrospective basis.

        Vipshop Internet Technology was classified as a high and new technology enterprise and entitled to a preferential tax rate of 15% pursuant to Article 28 of the EIT Law for the period from January 1, 2017 to December 31, 2017.

        The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2016 and 2017, the Group had no unrecognized tax benefits. The Group does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

        According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 (US$14) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion, refusal to pay tax and tax fraud.

        Income tax expense is comprised of:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Income from China operations	2,540,418	3,241,171	3,320,283
Loss from non-China operations	(489,898)	(575,087)	(779,430)

Total income before tax and share of loss of affiliates	2,050,520	2,666,084	2,540,853

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Income tax expenses applicable to China and Hong Kong operations
Current tax (Note)	561,001	689,473	780,013
Deferred tax	(103,256)	(87,645)	(153,873)

Total tax expenses	457,745	601,828	626,140

Note: All current tax was related to income tax in PRC and Hong Kong.

        Under the EIT Law, enterprises are classified as either resident or non-resident. A resident enterprise refers to one that is incorporated under the PRC law or under the law of a jurisdiction outside the PRC with its "de facto management organization" located within the PRC. Non-residential enterprise refers to one that is incorporated under the law of a jurisdiction outside the PRC with its "de facto management organization" located also outside the PRC, but which has either set up institutions or establishments in the PRC or has income originating from the PRC without setting up any institution or establishments in the PRC. Under the current EIT Implementation Regulations, "de facto management organization" is defined as the organization of an enterprise through which substantial and comprehensive management and control over the business, operations, personnel, accounting and properties of the enterprise are exercised. Under the Enterprises Income Tax Law of the People's Republic of China which was promulgated on March 16, 2007 and took effect as of January 1, 2008 (the "New Tax Law") and the New EIT Implementation Regulations, a resident enterprise's global net income will be subject to a 25% enterprise income tax rate. Uncertainties exist with respect to how the New Tax Law and New EIT Implementation Regulations apply to the Group's overall operations, and more specifically, with regard to tax residency status. On April 22, 2009, the State Administration of Taxation, or the SAT, issued SAT Circular 82, which provides certain specific criteria for determining whether the "de facto management body" of a PRC-controlled enterprise that is incorporated offshore is located in China. In addition, the SAT issued a bulletin on July 27, 2011 providing more guidance on the implementation of Circular 82 and clarifies matters such as resident status determination. Due to the present uncertainties resulting from the limited PRC tax guidance on this issue, it is unclear that the legal entities organized outside of PRC should be treated as residents for New Tax Law purposes. Nevertheless, even if one or more of its legal entities organized outside of the PRC were characterized as PRC tax residents, most of them are still in accumulated loss position and no significant impact would be expected on the net current tax payable balance and the net deferred tax balance.

        If the entity were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in the Hong Kong Special Administrative Region ("Hong Kong SAR"), the withholding tax would be 5%.

        Aggregate undistributed earnings of the Group's subsidiaries and the VIEs in the PRC that are available for distribution to the Group of approximately RMB6,993.1 million and RMB9,981.8 million as of December 31, 2016 and 2017 respectively are considered to be indefinitely reinvested under ASC 740-30, Accounting for Income Taxes—Special Areas, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Group. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Group would have to record a deferred income tax liability in respect of those undistributed earnings of approximately RMB349.7 million and RMB499.1 million as of December 31, 2016 and 2017 respectively.

        A reconciliation of the income tax expense to income before income tax and share of loss of affiliates computed by applying the PRC statutory income tax rate of 25% per the consolidated statements of income and comprehensive income is as follows:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Income before income tax and share of loss of affiliates	2,050,520	2,666,084	2,540,853
Computed income tax expense at PRC EIT tax rate	512,630	666,521	635,213
Effect of non-deductible expenses, including:
—Share-based compensation expenses	75,735	118,913	166,774
—Other non-deductible expenses	4,259	6,408	67,911
Effect of different tax rates of subsidiaries operating in other jurisdiction	392	1,693	8,634
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(144,958)	(280,523)	(329,048)
Effect of non-taxable income	(7,242)	(17,419)	(30,075)
Change in valuation allowance	10,444	105,387	106,731
Others	6,485	848	—

Income tax expenses	457,745	601,828	626,140

        The aggregate amount and per share effect of the tax holidays and tax concessions are as follows:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
The aggregate effect	144,958	280,523	329,048
Per share effect:
Class A and Class B ordinary share:
—basic	1.25	2.42	2.80
—diluted	1.21	2.23	2.62

        The principal components of deferred tax assets are as follows:

	As of December 31,
	2016	2017
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	175,676	287,104
Allowance for doubtful accounts	18,017	41,937
Impairment for other investments	9,044	13,980
Inventory write-down	46,488	52,885
Payroll payable and other accruals	21,427	14,963
Deferred revenue	96,454	131,261
Others	2,039	4,043
Less: valuation allowance	(154,330)	(261,061)

Total deferred tax assets-current	214,815	285,112

Deferred tax liability:
Intangible assets	100,583	17,007

Total deferred tax liability-non-current	100,583	17,007

        The amount of tax loss carried forward was RMB702,705 and RMB1,253,624 as of December 31, 2016 and 2017, respectively, for the Group's certain subsidiaries and VIEs.

        The Group has provided a valuation allowance for the deferred tax assets relating to the future benefit of net operating loss carry forwards and other deferred tax assets of certain subsidiaries as of December 31, 2016 and 2017, respectively, as management is not able to conclude that the future realization of some of those net operating loss carry forwards and other deferred tax assets are more likely than not.